Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2021
Entity Registrant Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Entity Central Index Key	0000797920
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 24, 2022
Document Effective Date	Mar. 31, 2022
Prospectus Date	Mar. 31, 2022
BNY Mellon New York AMT-Free Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	PNYCX
BNY Mellon New York AMT-Free Municipal Bond Fund | Class I
Prospectus:
Trading Symbol	DNYIX
BNY Mellon New York AMT-Free Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	DNYYX
BNY Mellon New York AMT-Free Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	PSNYX